Revenue - Schedule of Revenue from Customers Based on the Geographic Market (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenue	$ 211,637	$ 306,004
Europe
Disclosure of geographical areas [line items]
Revenue	101,443	154,357
USA
Disclosure of geographical areas [line items]
Revenue	84,354	138,422
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 25,840	$ 13,225